 Nicholas Company, Inc.
700 North Water Street
Milwaukee, WI 53202
May 3, 2005
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
RE:	Nicholas Limited Edition, Inc. (the “Fund”)
Registration Nos. 033-11420/811-04993

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Class I and Class N Registration Statements on Form N-1A which were filed electronically on April 29, 2005 as Amendments Nos. 21 and 22 under the 1933 Act to the Fund's respective Registration Statements pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Marcia Y. Lucas of Michael Best & Friedrich LLP at (414) 270-2739.

Sincerely,
/s/ Jeffrey T. May
Jeffrey T. May
Nicholas Company, Inc.